Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to the Registrant's Amended and Restated 2020 Equity Incentive Plan (the "2020 Plan")
Amount Registered | shares	2,674,802
Proposed Maximum Offering Price per Unit	28.31
Maximum Aggregate Offering Price	$ 75,723,644.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,457.44
Offering Note	Represents shares of common stock, par value $0.001 per share (the "Common Stock") of Enliven Therapeutics, Inc. (the "Registrant") available for issuance pursuant to awards granted pursuant to the Registrant's 2020 Plan. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Registrant's Common Stock that become issuable with respect to the securities identified in the above table under the 2020 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $28.31 per share, which is the average of the high and low prices of Common Stock, as reported on The Nasdaq Global Select Market, on February 24, 2026, which date is within five business days prior to the filing of this Registration Statement.